Common Stock and Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Schedule of Common Stock Reserved for Issuance [Abstract]
Warrants outstanding for future issuance of Common stock	881,007	729,166
Stock options and restricted stock units	438,384	353,908
Stock options and restricted stock units available for future issuance	285,341	34,934
Total shares of Common stock reserved	1,604,732	1,118,008